TOUCHSTONE FAMILY OF FUNDS
--------------------------

                                                                      PROSPECTUS
                                                                     MAY 3, 2000
                                                          (REVISED MAY 19, 2000)


o  High Yield Fund
o  Bond Fund
o  Intermediate Term Government Income Fund
o  Money Market Fund
o  Short Term Government Income Fund
o  Institutional Government Income Fund

[Photograph]



The Mark of Excellence


Touchstone
-------------------------------------------------------------------------------
                                                        Family of Funds

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                                  Multiple Classes of Shares are
                                                  Offered by this Prospectus

TOUCHSTONE FAMILY OF FUNDS

Each Fund is a series of Touchstone Investment Trust (the "Trust") which is a group of 6 taxable bond and money market funds. The Trust is part of the Touchstone Family of Funds which also includes Touchstone Strategic Trust, a group of 8 equity mutual funds, and Touchstone Tax-Free Trust, a group of 6 tax-free bond and money market funds. Each Fund has a different investment goal and risk level. For further information about the Touchstone Family of Funds, contact Touchstone at 800.543.0407.

TABLE OF CONTENTS

                                                                            Page

Touchstone High Yield Fund                                                     4

Touchstone Bond Fund                                                           7

Touchstone Intermediate Term Government Income Fund                           11

Touchstone Money Market Fund                                                  15

Touchstone Short Term Government Income Fund                                  19

Touchstone Institutional Government Income Fund                               23

Investment Strategies And Risks                                               26

The Funds' Management                                                         33

Investing With Touchstone                                                     36

Distributions And Taxes                                                       47

Financial Highlights                                                          49

For More Information                                                          56

TOUCHSTONE HIGH YIELD FUND
--------------------------

THE FUND'S INVESTMENT GOAL

The High Yield Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in non-investment grade debt securities (at least 65% of total assets) of domestic corporations. Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity between 6 and 10 years, but may vary between 4 and 12 years.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o    If the U.S. enters into an economic downturn or recession
     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because the issuers of non-investment grade securities held by the Fund are more likely to be unable to make timely payments of interest or principal

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you are an aggressive investor and are willing to assume a relatively high amount of risk. You should be comfortable with extreme levels of volatility, and safety of principal in the short term should not be a high priority for you.

PERFORMANCE NOTE

The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund started on May 3, 2000, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)

                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          4.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        4.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price             *              1.00%2
or the amount redeemed, whichever is less)
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------
Exchange Fee                                          None              None
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.60%             0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.35%             1.00%
--------------------------------------------------------------------------------
Other Expenses3                                      1.00%             1.00%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.95%             2.60%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement4             0.90%             0.80%
--------------------------------------------------------------------------------
Net Expenses                                         1.05%             1.80%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of their purchase.

     ** You will be charged a fee for each wire redemption. This fee is subject to change.

     1 You may pay a reduced sales charge on very large purchases. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan or if shares are held for one year or longer.

     3 Other Expenses are based on estimated amounts for the current fiscal year.

     4 Touchstone Advisors, Inc. has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2001.

The following example should help you compare the cost of investing in the High Yield Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               Class A Shares            Class C Shares

     1 Year                          $577                      $306
     ----------------------------------------------------------------------
     3 Years                         $975                      $848
     ----------------------------------------------------------------------

          The example for the 3 year period is calculated using the Total Fund Operating Expenses before the limits agreed to under the Sponsor Agreement for periods after year 1.

TOUCHSTONE BOND FUND
--------------------

THE FUND'S INVESTMENT GOAL

The Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in investment grade debt securities (at least 65% of total assets). The Fund's investment in debt securities may be determined by the direction in which interest rates are expected to move because the value of these securities generally moves in the opposite direction from interest rates. The Fund expects to have an average effective maturity between 5 and 15 years.

The Fund invests in:

     o    Mortgage-related securities (up to 60%)
     o    Asset-backed securities
     o    Government securities
     o    Corporate debt securities

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because mortgage-related securities and asset-backed securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Bond Fund. It shows changes in the performance of the Fund's Class A shares from year to year since the Fund's inception. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

                               BOND FUND - CLASS A

YEARS                TOTAL RETURN

1995                    16.95%

1996                     2.85%

1997                     7.30%

1998                     8.56%

1999                    -1.68%


     During the period shown in the bar chart, the highest quarterly return was 5.21% (for the quarter ended June 30, 1995) and the lowest quarterly return was -2.10% (for the quarter ended March 31, 1998).

The table below indicates the risks of investing in the Bond Fund. It shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Aggregate Index. The Lehman Brothers Aggregate Index is comprised of approximately 6,000 publicly traded bonds with an average maturity of about 10 years. The table shows the effect of the applicable sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                      Since Fund
                                           1 Year       5 Years        Started*
                                           ------       -------        -------
     Bond Fund - Class A                   -6.37%        5.59%           5.37%
     ---------------------------------
     Bond Fund - Class C                   -3.65%        5.37%           5.15%
     ---------------------------------
     Lehman Brothers Aggregate Index       -0.83%        7.72%           7.43%
     ---------------------------------

     * Inception date for the Bond Fund Class A was October 3, 1994, and Class C was January 1, 1999. We calculated the Class C performance information in the table using the historical performance information of the Fund's predecessor, restated to reflect the current sales load applicable to Class C shares.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)

                                                Class A Shares    Class C Shares

Maximum Sales Charge (Load)                          4.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        4.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price             *              1.00%2
or the amount redeemed, whichever is less)
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------
Exchange Fee                                          None              None
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                  Expenses (expenses that are
                                                   deducted from Fund assets)

Management Fees                                      0.50%             0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.25%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       1.51%             1.51%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses3                2.26%             3.01%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement4             1.36%             1.36%
--------------------------------------------------------------------------------
Net Expenses                                         0.90%             1.65%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of their purchase.

     ** You will be charged a fee for each wire redemption. This fee is subject to change.

     1 You may pay a reduced sales charge on very large purchases. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan or if shares are held for one year or longer.

     3 The expense information in the table has been restated to reflect current fees.

     4 Touchstone Advisors, Inc. has contractually agreed to waive or reimburse certain of the Total Annual Fund Operating Expenses of each Class of the Fund. The contractual waiver will remain in place until at least December 31, 2000.

The following example should help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                               Class A Shares            Class C Shares

     1 Year                          $562                      $291
     -------------------------------------------------------------------

     3 Years                       $1,023                      $917
     -------------------------------------------------------------------

     5 Years                       $1,509                    $1,569
     -------------------------------------------------------------------

     10 Years                      $2,846                    $3,316
     -------------------------------------------------------------------

          The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

TOUCHSTONE INTERMEDIATE TERM GOVERNMENT INCOME FUND
---------------------------------------------------

THE FUND'S INVESTMENT GOAL

The Intermediate Term Government Income Fund seeks high current income, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in intermediate-term U.S. Government securities (at least 65% of total assets) including mortgage-related securities, having an effective maturity of 20 years or less. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years.

The Fund invests in:

     o    U.S. Government securities
     o    Mortgage-related securities
     o    Securities issued on a to-be-announced basis

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

     o If interest rates go up, causing the value of any debt securities held by the Fund to decline
     o Because fluctuations in interest rates generally have a more pronounced effect on longer-term debt securities
     o Because mortgage-related securities may lose more value due to changes in interest rates than other debt securities and are subject to prepayment
     o Because to-be-announced securities involve additional risks, such as committing to purchase securities before all the specific information about the securities is known

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you prefer to take a relatively low risk approach to investing. Safety of your investment may be the most important factor to you. You may be willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Intermediate Term Government Income Fund. It shows changes in the performance of the Fund's Class A shares from year to year during the past 10 years. The chart does not reflect any sales charges. Sales charges will reduce return.

The Fund's past performance does not necessarily indicate how it will perform in the future.

The return for Class C shares offered by the Fund will differ from the Class A returns shown in the bar chart, depending on the expenses of that class.

               INTERMEDIATE TERM GOVERNMENT INCOME FUND - CLASS A

YEARS                TOTAL RETURN

1990                     6.98%

1991                    15.09%

1992                     6.60%

1993                    10.33%

1994                    -6.30%

1995                    16.86%

1996                     2.53%

1997                     7.22%

1998                     7.97%

1999                    -1.96%

     During the period shown in the bar chart, the highest quarterly return was 5.95% (for the quarter ended June 30, 1995) and the lowest quarterly return was -4.07% (for the quarter ended March 31, 1994).

The year-to-date return for the Fund's Class A shares as of March 31, 2000 is 1.67%.

The table below indicates the risks of investing in Class A shares of the Intermediate Term Government Income Fund. The table shows how the Fund's average annual returns for the periods shown compare to those of the Lehman Brothers Intermediate Government Bond Index. The Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate term U.S. Government securities. The table shows the effect of the sales charge.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                   1 Year    5 Years    10 Years
                                                   ------    -------    --------
     Intermediate Term
     Government Income Fund - Class A              -6.61%     5.31%       5.80%
     ----------------------------------------
     Lehman Brothers Intermediate Government        0.49%     6.93%       7.10%
     Bond Index
     ----------------------------------------

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                  directly from your investment)

                                                 Class A Shares  Class C Shares

Maximum Sales Charge (Load)                          4.75%             2.25%
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        4.75%1            1.25%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                    *              1.00%2
(as a percentage of original purchase price or
the amount redeemed, whichever is less)
--------------------------------------------------------------------------------
Redemption Fee                                         **                **
--------------------------------------------------------------------------------
Exchange Fee                                          None              None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
     First 6 checks per month                         None              None
--------------------------------------------------------------------------------
     Additional checks per month                     $0.25             $0.25
--------------------------------------------------------------------------------

                                                    Annual Fund Operating
                                                 Expenses (expenses that are
                                                  deducted from Fund assets)

Management Fees                                      0.50%             0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                            0.13%             1.00%
--------------------------------------------------------------------------------
Other Expenses                                       0.36%             0.36%3
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 0.99%             1.86%
--------------------------------------------------------------------------------

     * There is no sales charge at the time of purchase for purchases of $1 million or more but a sales charge of 1.00% will be assessed on shares redeemed within one year of their purchase.

     ** You will be charged a fee for each wire redemption. This fee is subject to change.

     1 You may pay a reduced sales charge on very large purchases. There is also no initial sales charge on certain purchases in a Roth IRA, a Roth Conversion IRA or a qualified retirement plan.

     2 The 1.00% is waived for benefits paid to you through a qualified pension plan or if shares are held for one year or longer.

     3 Other Expenses are based on estimated amounts for the current fiscal year.

The following example should help you compare the cost of investing in the Intermediate Term Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                Class A                   Class C

     1 Year                       $571                      $312
     ------------------------------------------------------------

     3 Years                      $775                      $702
     ------------------------------------------------------------

     5 Years                      $996                    $1,118
     ------------------------------------------------------------

     10 Years                   $1,630                    $2,278
     ------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND
----------------------------

THE FUND'S INVESTMENT GOAL

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in high-quality money market instruments.

The Fund's investments may include:

     o Domestic bank obligations including certificates of deposit, bankers' acceptances and time deposits
     o U.S. Government obligations issued directly by the U.S. Treasury or by agencies of the U.S. Government
     o    Short-term corporate debt securities
     o    Taxable and tax-exempt municipal securities
     o    Variable and floating rate securities
     o    Repurchase agreements

To comply with SEC rules pertaining to money market funds, the Fund will limit its investments as follows:

     o The Fund will not invest more than 5% of its assets in the securities of one issuer and will not invest more than 25% of its assets in any particular industry.
     o The Fund will invest in securities rated in one of the two highest rating categories by a rating agency.
     o The Fund may purchase unrated securities only if the Sub-Advisor determines the securities meet the Fund's quality standards.
     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease.
     o Decreases if issuers are unable to make timely payments of interest or principal

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk short-term investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Money Market Fund. It shows changes in the performance of the Fund's shares from year to year since the Fund's inception.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                                MONEY MARKET FUND

YEARS                TOTAL RETURN

1996                     5.06%

1997                     5.13%

1998                     5.01%

1999                     4.84%

     During the period shown in the bar chart, the highest quarterly return was 1.30% (for the quarter ended December 31, 1999) and the lowest quarterly return was 1.12% (for the quarter ended June 30, 1999).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The table below indicates the risks of investing in the Money Market Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                                  Since Fund
                                                    1 Year         Started*
                                                    ------         --------
     Money Market Fund                               4.84%           5.02%


     *    Inception date for the Money Market Fund was September 29, 1995.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees
                                            paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases                                          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee                                                   *
--------------------------------------------------------------------------------
Exchange Fee                                                  None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
     First 6 checks per month                                 None
--------------------------------------------------------------------------------
     Additional checks per month                             $0.25
--------------------------------------------------------------------------------

                                                     Annual Fund Operating
                                                 Expenses (expenses that are
                                                  deducted from Fund assets)

Management Fees                                              0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.02%
--------------------------------------------------------------------------------
Other Expenses                                               0.59%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         1.11%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                      0.46%
--------------------------------------------------------------------------------
Net Expenses1                                                0.65%
--------------------------------------------------------------------------------

     * You will be charged a fee for each wire redemption. This fee is subject to change.

     1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.65%. Touchstone Advisors has agreed to maintain these expense limitations through at least September 30, 2001.

The following example should help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs would be the same whether or not shares are redeemed at the end of the periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



     1 Year                           $113
     -----------------------------------------------
     3 Years                          $353
     -----------------------------------------------
     5 Years                          $612
     -----------------------------------------------
     10 Years                       $1,352
     -----------------------------------------------

     * The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

TOUCHSTONE SHORT TERM GOVERNMENT INCOME FUND
--------------------------------------------

THE FUND'S INVESTMENT GOAL

The Short Term Government Income Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in short-term government securities issued by the U.S. Government or its agencies, including mortgage-related securities. The Fund invests only in U.S. Government securities whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Fund also invests in repurchase agreements collateralized by government securities whose payment of principal and interest is guaranteed by the U.S. Treasury.

The Fund will comply with SEC rules pertaining to money market funds and will limit its investments as follows:

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk. This Fund is appropriate for you if you want the added convenience of writing checks directly from your account.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Short Term Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                        SHORT TERM GOVERNMENT INCOME FUND

YEARS                TOTAL RETURN

1990                     7.29%

1991                     5.44%

1992                     2.96%

1993                     2.25%

1994                     3.16%

1995                     4.89%

1996                     4.43%

1997                     4.61%

1998                     4.58%

1999                     4.09%


     During the period shown in the bar chart, the highest quarterly return was 1.81% (for the quarter ended September 30, 1990) and the lowest quarterly return was 0.54% (for the quarter ended June 30, 1993).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The table below indicates the risks of investing in the Short Term Government Income Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                               1 Year      5 Years      10 Years
                                               ------      -------      --------
     Short Term Government Income Fund          4.09%       4.52%         4.36%

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                   Shareholder Fees (fees paid
                                                 directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases                                          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee                                                   *
--------------------------------------------------------------------------------
Exchange Fee                                                  None
--------------------------------------------------------------------------------
Check Redemption Processing Fee
--------------------------------------------------------------------------------
     First 6 checks per month                                 None
--------------------------------------------------------------------------------
     Additional checks per month                             $0.25
--------------------------------------------------------------------------------

                                                    Annual Fund Operating
                                                 Expenses (expenses that are
                                                  deducted from Fund assets)

Management Fees                                              0.47%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.13%
--------------------------------------------------------------------------------
Other Expenses                                               0.35%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         0.95%
--------------------------------------------------------------------------------

     * You will be charged a fee for each wire redemption. This fee is subject to change.

The following example should help you compare the cost of investing in the Short Term Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



     1 Year                        $97
     ------------------------------------
     3 Years                      $303
     ------------------------------------
     5 Years                      $525
     ------------------------------------
     10 Years                   $1,166
     ------------------------------------

TOUCHSTONE INSTITUTIONAL GOVERNMENT INCOME FUND
-----------------------------------------------

THE FUND'S INVESTMENT GOAL

The Institutional Government Income Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 65% of total assets) in short-term government securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related securities.

The Fund also invests in repurchase agreements collateralized by U.S. Government securities.

The Fund will comply with SEC rules pertaining to money market funds and will limit its investments as follows:

     o The Fund will only invest in securities that mature in 13 months or less.
     o The dollar-weighted average maturity of its portfolio will be 90 days or less.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC, the U.S. Treasury or any other government entity. Although the Fund seeks to preserve the value of your investment, it is possible to lose money by investing in the Fund. The Fund's yield:

     o Varies from day to day due to changes in interest rates and will generally increase when interest rates increase and decrease when interest rates decrease
     o Decreases if mortgage-related securities are prepaid and the Fund must reinvest the prepayment proceeds during a time of declining interest rates

As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

You can find more information about certain securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

WHO MAY WANT TO INVEST

This Fund is most appropriate for you if you seek a relatively low risk investment. Safety of your investment is of key importance to you. Additionally, you are willing to accept potentially lower returns in order to maintain a lower, more tolerable level of risk.

THE FUND'S PERFORMANCE

The bar chart shown below indicates the risks of investing in the Institutional Government Income Fund. It shows changes in the performance of the Fund's shares from year to year during the past 10 years.

The Fund's past performance does not necessarily indicate how it will perform in the future.

                      INSTITUTIONAL GOVERNMENT INCOME FUND

YEARS                TOTAL RETURN

1990                     8.07%

1991                     5.98%

1992                     3.50%

1993                     2.97%

1994                     3.87%

1995                     5.59%

1996                     5.09%

1997                     5.22%

1998                     5.19%

1999                     4.87%

     During the period shown in the bar chart, the highest quarterly return was 1.99% (for the quarter ended June 30, 1990) and the lowest quarterly return was 0.72% (for the quarter ended March 31, 1993).

     For information on the Fund's current and effective 7-day yield, call 800.543.0407.

The table below indicates the risks of investing in the Institutional Government Income Fund. It shows the Fund's average annual returns for the periods indicated.

FOR THE PERIODS ENDED DECEMBER 31, 1999

                                                 1 Year     5 Years     10 Years
                                                 ------     -------     --------
     Institutional Government Income Fund         4.87%      5.19%        5.03%

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                  Shareholder Fees (fees paid
                                                 directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases                                                     None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee                                                None
--------------------------------------------------------------------------------
Exchange Fee                                                  None
--------------------------------------------------------------------------------

                                                    Annual Fund Operating
                                                 Expenses (expenses that are
                                                  deducted from Fund assets)

Management Fees                                              0.20%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.01%
--------------------------------------------------------------------------------
Other Expenses                                               0.26%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                         0.47%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                      0.07%
--------------------------------------------------------------------------------
Net Expenses1                                                0.40%
--------------------------------------------------------------------------------

     1 Pursuant to a written contract between Touchstone Advisors, Inc. and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Total Annual Fund Operating Expenses to 0.40%. Touchstone Advisors has agreed to maintain these expense limitations through at least March 31, 2001.

The following example should help you compare the cost of investing in the Institutional Government Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     1 Year                              $48
     -----------------------------------------
     3 Years                            $151
     -----------------------------------------
     5 Years                            $263
     -----------------------------------------
     10 Years                           $591
     -----------------------------------------

     The examples for the 3, 5 and 10 year periods are calculated using the Total Fund Operating Expenses before the limits agreed to under the written contract between Touchstone Advisors and the Trust for the periods after year 1.

INVESTMENT STRATEGIES AND RISKS
-------------------------------

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Bond Fund may engage in active trading to achieve its investment goals. This may cause the Fund to realize higher capital gains which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs which would lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund  (except the Money  Market Fund and the Short Term  Government  Income
Fund) may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change took effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

     HIGH YIELD FUND. The Fund also invests in:

     o Securities of foreign companies (up to 15%), but only up to 5% of its assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
     o    Debt securities of emerging market countries
     o Mortgage-related securities and other types of loans and loan participations
     o    Government Securities and securities of foreign governments

     BOND FUND. The Fund also invests in:

     o    Preferred stock
     o Non-investment grade U.S. and foreign debt securities rated as low as B (up to 35%)
     o    Debt securities denominated by foreign currencies (up to 20%)

THE FUNDS AT A GLANCE

The following two tables can give you a quick basic understanding of the types of securities a Fund tends to invest in and some of the main risks associated with a Fund's investments. You should read all of the information about a Fund and its risks before deciding to invest.

HOW CAN I TELL, AT A GLANCE, WHICH TYPES OF SECURITIES A FUND MIGHT INVEST IN?

The following table shows the main types of securities in which a Fund generally will invest. Investments marked P are principal investments. Investments marked O are other types of securities in which the Fund may invest to a lesser extent. Some of the Funds' investments are described in detail below:

                                                    INTERMEDIATE
                                                        TERM                    SHORT TERM  INSTITUTIONAL
                         HIGH YIELD       BOND       GOVERNMENT   MONEY MARKET  GOVERNMENT    GOVERNMENT
                            FUND          FUND      INCOME FUND       FUND      INCOME FUND  INCOME FUND
FINANCIAL INSTRUMENTS
Invests in money                           O             O             P             P            P
market instruments
---------------------------------------------------------------------------------------------------------
Invests in short-term         O            O             O             P             P            P
debt securities
---------------------------------------------------------------------------------------------------------
Invests in                    P            P             P
intermediate term debt
securities
---------------------------------------------------------------------------------------------------------
Invests in variable                                                    P             O            O
and floating rate
securities
---------------------------------------------------------------------------------------------------------
Invests in government         O            P             P             P             P            P
securities
---------------------------------------------------------------------------------------------------------
Invests in municipal                       O                           P             O            O
securities
---------------------------------------------------------------------------------------------------------
Invests in corporate          P            P                           P
debt securities
---------------------------------------------------------------------------------------------------------
Invests in                    O            P             P                           P            P
mortgage-related
securities
---------------------------------------------------------------------------------------------------------
Invests in                                 P                           O
asset-backed securities
---------------------------------------------------------------------------------------------------------
Invests in investment         O            P             P             P             P            P
grade debt securities
---------------------------------------------------------------------------------------------------------
Invests in                    P            O
non-investment grade
debt securities
---------------------------------------------------------------------------------------------------------
Invests in foreign            O
companies
---------------------------------------------------------------------------------------------------------
Invests in foreign            O            O
debt securities
---------------------------------------------------------------------------------------------------------

                                       28

                                                    INTERMEDIATE
                                                        TERM                    SHORT TERM  INSTITUTIONAL
                         HIGH YIELD       BOND       GOVERNMENT   MONEY MARKET  GOVERNMENT    GOVERNMENT
                            FUND          FUND      INCOME FUND       FUND      INCOME FUND  INCOME FUND
INVESTMENT TECHNIQUES
Invests in repurchase         O            O             O             P             P            P
agreements
---------------------------------------------------------------------------------------------------------
Invests in                                               P
to-be-announced
securities
---------------------------------------------------------------------------------------------------------
Invests in emerging           O
market countries
---------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

MONEY MARKET INSTRUMENTS include:

     o    Bank obligations
     o    Short-term government securities
     o    Short-term corporate debt securities
     o    Short-term municipal securities
     o    Variable and floating rate securities

BANK OBLIGATIONS include:

     o Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
     o Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
     o Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

GOVERNMENT SECURITIES include:

     o Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
     o Obligations issued by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association, Student Loan Marketing Association, Small Business Administration and Tennessee Valley Authority
     o    U.S. Treasuries issued without interest coupons (STRIPS)
     o Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury.

CORPORATE DEBT SECURITIES are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

FOREIGN COMPANIES. A foreign company is organized under the laws of a foreign country and:

     o    Has the principal trading market for its stock in a foreign country
     o Derives at least 50% of its revenues or profits from operations in foreign countries or has at least 50% of its assets located in foreign countries

Foreign countries do not include companies based in Canada with respect to the Funds.

FOREIGN DEBT SECURITIES are obligations of a country other than the U.S. to pay interest and repay principal.

INVESTMENT GRADE SECURITIES. Investment grade securities are generally rated BBB or better by Standard & Poor's Rating Service (S&P) or Baa or better by Moody's Investor Service, Inc. (Moody's).

NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities are higher risk, lower quality securities, often referred to as "junk bonds" and are considered speculative. They are rated by S&P as less than BBB or by Moody's as less than Baa.

ASSET-BACKED SECURITIES. Asset-backed securities represent groups of other assets, for example, credit card receivables, that are combined or pooled for sale to investors.

MORTGAGE-RELATED SECURITIES. Mortgage-related securities represent groups of mortgage loans that are combined for sale to investors. The loans may be grouped together by agencies of the U.S. Government such as:

     o    The Government National Mortgage Association (GNMA)
     o    The Federal National Mortgage Association (FNMA)
     o    The Federal Home Loan Mortgage Corporation (FHLMC)

The loans may also be grouped together by private issuers such as:

     o    Commercial banks
     o    Savings and loan institutions
     o    Mortgage bankers
     o    Private mortgage insurance companies

Mortgage-related securities include Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). CMOs and REMICs are types of mortgage-related securities that provide an investor with a specified interest in the cash flow from a pool of mortgage loans or other mortgage-backed securities. CMOs and REMICs are issued in two or more classes with varying maturity dates and interest rates. A REMIC is a private entity formed to hold a fixed pool of mortgages secured by an interest in real property. A REMIC is a type of CMO that qualifies for special tax treatment under the Internal Revenue Code.

EMERGING MARKET SECURITIES. Emerging Market securities are issued by a company that:

     o Is organized under the laws of an emerging market country (any country other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Holland, Italy, Japan, Luxembourg, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States)
     o Has its principal trading market for its stock in an emerging market country
     o Derives at least 50% of its revenues or profits from operations within emerging market countries or has at least 50% of its assets located in emerging market countries

REPURCHASE AGREEMENTS. Repurchase Agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

TO-BE-ANNOUNCED SECURITIES. To-Be-Announced securities are paid for and delivered within 15 to 45 days from their date of purchase. In a to-be-announced transaction, the parties to the transaction commit to purchasing or selling securities before all the specific information, particularly the face amount of the securities, is known. If a Fund invests in to-be-announced securities, it will maintain a segregated account of cash or liquid securities to pay for its to-be-announced securities and this account will be valued daily in order to account for market fluctuations in the value of its to-be-announced commitments.

HOW CAN I TELL, AT A GLANCE, A FUND'S KEY RISKS?

The following table shows some of the main risks to which each Fund is subject. Risks marked P are principal risks. Risks marked O are other risks that may impact the Fund to a lesser extent. Each risk is described in detail below:

                                                             INTERMEDIATE
                                                                 TERM                    SHORT TERM  INSTITUTIONAL
                                  HIGH YIELD       BOND       GOVERNMENT   MONEY MARKET  GOVERNMENT    GOVERNMENT
                                     FUND          FUND      INCOME FUND       FUND      INCOME FUND  INCOME FUND
INTEREST RATE RISK                     P            P             P             P             P            P
------------------------------------------------------------------------------------------------------------------
   Mortgage-Related Securities         O            P             P                           P            P
------------------------------------------------------------------------------------------------------------------
CREDIT RISK                            P            P             P             P             P            P
------------------------------------------------------------------------------------------------------------------
   Non-Investment Grade                P            O
   Securities
------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTING RISK                 O            O
------------------------------------------------------------------------------------------------------------------
   Emerging Market Risk                O
------------------------------------------------------------------------------------------------------------------
   Political Risk                      O
------------------------------------------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUNDS

INTEREST RATE RISK. Each Fund (other than a money market fund) is subject to the risk that the market value of the debt securities in which it invests will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

     o Mortgage-related securities. Payments from the pool of loans underlying a mortgage-related security may not be enough to meet the monthly payments of the mortgage-related security. If this occurs, the mortgage-related security will lose value. Also, prepayments of mortgages or mortgage foreclosures will shorten the life of the pool of mortgages underlying a mortgage-related security and will affect the average life of the mortgage-related securities held by a Fund. Mortgage prepayments vary based on several factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other demographic conditions. In periods of falling interest rates, there are usually more prepayments. The reinvestment of cash received from prepayments will, therefore, usually be at lower interest rates than the original investment, lowering a Fund's yield. Mortgage-related securities may be less likely to increase in value during periods of falling interest rates than other debt securities.

CREDIT RISK. The debt securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     o Non-Investment Grade Securities. Non-investment grade securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade securities can also be more difficult to sell for good value.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     o Emerging Markets Risk. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     o Political Risk. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under communist rule that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

THE FUNDS' MANAGEMENT
---------------------

INVESTMENT ADVISOR

Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") located at 311 Pike Street, Cincinnati, Ohio 45202, is the investment advisor for the Funds.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1994. As of December 31, 1999, Touchstone Advisors had approximately $422 million in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Funds' Sub-Advisor, including:

     o    Level of knowledge and skill
     o    Performance as compared to its peers or benchmark
     o    Consistency of performance over five years or more
     o    Level of compliance with investment rules and strategies
     o    Employees, facilities and financial strength
     o    Quality of service

Touchstone Advisors will also continually monitor the performance of the Funds' Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Fund's Sub-Advisor.

Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone provides written evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

Beginning May 1, 2000, Touchstone Advisors is responsible for running all of the operations of each Fund, except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator. Each Fund will pay Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays each Sub-Advisor a fee for its services. The fee to be paid to Touchstone Advisors by each Fund is shown in the table below:

                                                  Fee to Touchstone Advisors
                                              (as % of average daily net assets)

High Yield Fund                           0.60%  of assets*
--------------------------------------------------------------------------------------------

Bond Fund                                 0.50%  of assets
--------------------------------------------------------------------------------------------

Intermediate Term Government Income Fund
Money Market Fund
Short Term Government Income Fund         0.50%  of assets up to $50 million
                                          0.45%  of assets from $50 million to $150 million
                                          0.40%  of assets from $150 million to $250 million
                                         0.375%  of assets over $250 million
--------------------------------------------------------------------------------------------

Institutional Government Income Fund      0.20%  of assets
--------------------------------------------------------------------------------------------

     * The High Yield Fund has been in operation for less than one full fiscal year.

Touchstone Advisors was also responsible for running the operations of the Bond Fund prior to May 1, 2000. The fee paid to Touchstone Advisors by the Bond Fund for the fiscal year ended December 31, 1999 was 0.55% of the Fund's average daily net assets.

Prior to May 1, 2000, a different investment advisor (the "Previous Advisor") was responsible for running all of the operations of each Fund (other than the High Yield Fund and the Bond Fund), except for those that are subcontracted to the Sub-Advisor, custodian, transfer agent and administrator. The fee paid to the Previous Advisor by each Fund for the last fiscal year is shown in the table below:

                                                  Fee to Previous Advisor
                                             (as % of average daily net assets)

Intermediate Term Government Income Fund                     0.50%
--------------------------------------------------------------------------------
Money Market Fund                                            0.50%
--------------------------------------------------------------------------------
Short Term Government Income Fund                            0.47%
--------------------------------------------------------------------------------
Institutional Government Income Fund                         0.20%
--------------------------------------------------------------------------------

FUND SUB-ADVISOR

The Sub-Advisor makes the day-to-day decisions regarding buying and selling specific securities for the Funds. The Sub-Advisor manages the investments held by the Fund according to the Fund's investment goals and strategies.

SUB-ADVISOR TO THE FUNDS

FORT WASHINGTON INVESTMENT ADVISORS, INC. (FORT WASHINGTON)
420 EAST FOURTH STREET, CINCINNATI, OH 45202

Fort Washington has been registered as an investment advisor under the Advisers Act since 1990. Fort Washington provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. As of December 31, 1999, Fort Washington had assets under management of $18 billion.

At Fort Washington, a primary manager and a secondary manager are responsible for the day-to-day management of each of the Funds. The primary and secondary managers for each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund are as follows:

FUND                                        PRIMARY MANAGER    SECONDARY MANAGER
----                                        ---------------    -----------------
High Yield Fund                             Brendan M. White   Roger M. Lanham
Bond Fund                                   Roger M. Lanham    Richard A. Loebig
Intermediate Term Government Income Fund    Scott D. Weston    Richard A. Loebig

Brendan M. White, CFA, is the primary manager of the High Yield Fund. Mr. White is Senior Portfolio Manager of Fort Washington. He joined Fort Washington in 1993. Mr. White has 11 years of fixed income management experience and was with Ohio Casualty prior to joining Fort Washington.

Roger M. Lanham, CFA, is the primary manager of the Bond Fund and the secondary manager of the High Yield Fund. He joined Fort Washington in 1994. Prior to joining Fort Washington, Mr. Lanham was a senior portfolio manager for the Western-Southern Life Assurance Company.

Richard A. Loebig, CFA, is the secondary manager of each of the Bond Fund and the Intermediate Term Government Income Fund. He joined Fort Washington in 2000. Mr. Loebig was previously employed as a senior fixed income portfolio manager at Todd Investment Advisors, Inc., an affiliate of Fort Washington. He was also previously employed as a fixed income portfolio manager for Chandler Liquid Asset Management and a director of taxable fund income for PNC Bank.

Scott D. Weston is the primary manager of the Intermediate Term Government Income Fund. He joined Fort Washington in 1999 upon the acquisition of the Fund's Previous Advisor. He had been employed by the Previous Advisor since 1992 and has been managing the Fund's portfolio since 1996.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund's Sub-Advisor. The Board of Trustees reviews all of Touchstone Advisor's decisions to reduce the possibility of a conflict of interest situation.

INVESTING WITH TOUCHSTONE
-------------------------

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

OPENING AN ACCOUNT

You can contact your financial advisor to purchase shares of the Funds. You may also purchase shares of each of the Funds directly from Touchstone Securities, Inc. ("Touchstone"). In any event, you must complete the Investment Application included in this Prospectus. You may also obtain an Investment Application from Touchstone or your financial advisor.

     Investor Alert: Touchstone may choose to refuse any purchase order.

You should read this Prospectus carefully and then determine how much you want to invest. Check below to find the minimum investment amount required to purchase shares as well as to learn about the various ways you can purchase your shares.

                                                                 Initial             Additional
                                                                Investment           Investment
                                                                ----------           ----------
Regular Account (All Funds except Institutional                  $  1,000               None
Government Income Fund)

Regular Account - Institutional Government                       $100,000               None
Income Fund

Retirement Plan Account or Custodial Account under               $    250               None
a Uniform Gifts/Transfers to Minors Act ("UGTMA")
(Available to all Funds Except Institutional Government
Income Fund)

                                       36

Investments through the Automatic Investment Plan                $     50               $ 50
(Available to all Funds Except Institutional Government
Income Fund)

     o Investor Alert: Touchstone may change these initial and additional investment minimums at any time.

PRICING OF FUND SHARES

The share price, also called net asset value ("NAV"), of each of the Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund is determined as of 12:30 p.m. and 4:00 p.m., Eastern time, every day the New York Stock Exchange ("NYSE") is open. The offering price (NAV plus a sales charge, if applicable) of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at NAV (or the next offering price) determined after your purchase or sale order is received in proper form by Touchstone.

The Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund each seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only United States dollar-denominated securities with maturities of thirteen months or less and invests only in securities which meet its quality standards and present minimal credit risks. Each Fund's obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable each Fund to maintain a stable net asset value per share. However, there is no assurance that a Fund will be able to do so.

The value of the securities held by the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is determined as follows: (1) Securities which have available market quotations are priced according to the most recent bid price quoted by one or more of the major market makers; (2) Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

CHOOSING A CLASS OF SHARES
(HIGH YIELD FUND, BOND FUND AND INTERMEDIATE TERM GOVERNMENT INCOME FUND)

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund offer Class A shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES

The offering price of Class A shares of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is equal to its NAV plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for accounts opened after July 31, 1999. Accounts opened before July 31, 1999 are subject to different sales charges. These sales charges are shown in the Statement of Additional Information ("SAI"). The amount of front-end sales charge in the following table is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                         Sales Charge as % of      Sales Charge as % of
   Amount of Your Investment                Offering Price          Net Amount Invested
   -------------------------                --------------          -------------------
Under $50,000                                    4.75%                      4.99%
$50,000 but less than $100,000                   4.50%                      4.72%
$100,000 but less than $250,000                  3.50%                      3.63%
$250,000 but less than $500,000                  2.95%                      3.04%
$500,000 but less than $1 million                2.25%                      2.31%
$1 million or more                               0.00%                      0.00%

There is no front-end sales charge if you invest $1 million or more in a Fund. This includes large total purchases made through programs such as Aggregation, Concurrent Purchases, Letters of Intent and Rights of Accumulation. These programs are described more fully in the SAI. In addition, there is no front-end sales charge on purchases by certain persons related to the Funds or their service providers and certain other persons listed in the SAI.

If you redeem shares that you purchased as part of the $1 million purchase within one year, you will pay a contingent deferred sales charge (a sales charge you pay when you redeem your shares) of 1% on the shares redeemed.

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") for its Class A shares. This plan allows each Fund to pay distribution fees for the sale and distribution of its Class A shares.

Under the plan, each Fund pays an annual fee of up to 0.35% of its average daily net assets that are attributable to its Class A shares. Touchstone Advisors has agreed to waive a portion of the maximum annual Rule 12b-1 distribution fee assessed on Class A shares of the Bond Fund until October 29, 2001, such that the effective maximum Rule 12b-1 distribution fee on the Bond Fund Class A shares during that time period will be equal to 0.25%. Because distribution fees are paid out of each Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

CLASS C SHARES

The offering price of Class C shares of each of the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund is equal to its NAV plus a 1.25% front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. A contingent deferred sales charge of 1.00% of the offering price will be charged on Class C shares redeemed within one year after you purchased them.

No contingent deferred sales charge is applied if:

     o The shares which you redeem were acquired through the reinvestment of dividends or capital gains distributions
     o The amount redeemed resulted from increases in the value of the account above the amount of the total purchase payments

When we determine whether a contingent deferred sales charge is payable on a redemption, we assume that:

     o The redemption is made first from amounts free of any contingent deferred sales charge; then
     o    From the earliest purchase payment(s) that remain invested in the Fund

When we determine if amounts are available for redemption free of any contingent deferred sales charge, we:

     o    Add together all of your original purchase payments
     o    Subtract any amounts previously withdrawn
     o Check if there is any remaining amount free of any contingent deferred sales charge that can be applied to the total of the current value of the shares you have asked to redeem

The High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund have each adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class C shares. This plan allows each Fund to pay distribution and other fees for the sale and distribution of its Class C shares and for services provided to holders of Class C shares.

Under the plan, each Fund pays an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C shares. Because these fees are paid out of the Funds' assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY  MARKET  FUND,  SHORT  TERM  GOVERNMENT   INCOME  FUND  AND  INSTITUTIONAL
GOVERNMENT INCOME FUND

The Money Market Fund, the Short Term Government Income Fund and the Institutional Government Income Fund each offer a single class of shares. Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares.

Under the plan, the Money Market Fund and the Short Term Government Income Fund each pay an annual fee of up to 0.35% of its average daily net assets and the Institutional Government Income Fund pays an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares. Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment.

PURCHASING YOUR SHARES

For information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 800.543.0407).

You can invest in the Funds in the following ways:

OPENING AN ACCOUNT
--------------------------------------------------------------------------------
By mail or through your financial advisor

o    Please make your check (in U.S. dollars) payable to the
     applicable Fund.
o Send your check with the completed account application to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354 Your application will be processed subject to your check clearing.
o    You may also open an  account  through  your  financial
     advisor.
o We price direct purchases in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund based upon the next determined public offering price (NAV plus any applicable sales load) after your order is received. Direct purchase orders received by Touchstone by 4:00 p.m., Eastern time, are processed at that day's public offering price. Direct investments received by Touchstone after 4:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day. Purchase orders received from financial advisors before 4:00 p.m., Eastern time, and transmitted to Touchstone by 5:00 p.m., Eastern time, are processed at that day's public offering price. Purchase orders received from financial advisors after 5:00 p.m., Eastern time, are processed at the public offering price next determined on the following business day.
o You may receive a dividend in the Money Market Fund, the Short Term Government Income Fund or the Institutional Government Income Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day. Your purchase will be priced based upon the NAV after a proper order is received.

By Exchange

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange shares of the Funds for shares of any Touchstone money market fund.
o    You do not  have to pay  any  exchange  fee  for  these
     exchanges.
o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

Through Retirement Plans

o You may invest in the Funds through various retirement plans. The Funds' shares are designed for use with certain types of tax qualified retirement plans including defined benefit and defined contribution plans.
o For further information about any of the plans, agreements, applications and annual fees, contact Touchstone or your financial advisor.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------
By Check

o Complete the investment form provided at the bottom of a recent account statement.
o    Make your check payable to the applicable Fund.
o    Write your account number on the check.
o Either: (1) Mail the check with the investment form in the envelope provided with your account statement; or
     (2) Mail your check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.

By Wire

o    Specify your name and account number.
o Purchases in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund will be processed at that day's public offering price if Touchstone receives a properly executed wire by 4:00 p.m. Eastern time on a day when the NYSE is open for regular trading.
o You may receive a dividend in the Money Market Fund, the Short Term Government Income Fund or the Institutional Government Income Fund on the day you wire an investment if you notify Touchstone of your wire by 12:30 p.m., Eastern time, on that day.

By Exchange

o    You may exchange your shares by calling Touchstone.
o    You do not  have to pay  any  exchange  fee  for  these
     exchanges.
o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

Through Retirement Plans

o You may add to your account in the Funds through various retirement plans. For further information, contact Touchstone or your financial advisor.

--------------------------------------------------------------------------------

INFORMATION ABOUT WIRE TRANSFERS

You may make additional purchases in the Funds directly by wire transfers. Contact your bank and ask it to wire federal funds to Touchstone. Banks may charge a fee for handling wire transfers. You should contact Touchstone or your financial advisor for further instructions.

MORE INFORMATION ABOUT RETIREMENT PLANS

Retirement Plans may include the following:

INDIVIDUAL RETIREMENT PLANS

     o    Traditional Individual Retirement Accounts (IRAs)
     o    Savings Incentive Match Plan for Employees (SIMPLE) IRAs
     o    Spousal IRAs
     o    Roth Individual Retirement Accounts (Roth IRAs)
     o    Education Individual Retirement Accounts (Education IRAs)
     o    Simplified Employee Pension Plans (SEP IRAs)
     o 403(b) Tax Sheltered Accounts that employ as custodian a bank acceptable to Touchstone

EMPLOYER SPONSORED RETIREMENT PLANS

     o    Defined benefit plans
     o Defined contribution plans (including 401K plans, profit sharing plans and money purchase plans)
     o    457 plans
     ooo  Special Tax Consideration
--------------------------------------------------------------------------------
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can invest in each Fund are outlined below. Touchstone does not charge any fees for these services.

AUTOMATIC INVESTMENT PLAN (AVAILABLE TO ALL FUNDS EXCEPT THE INSTITUTIONAL GOVERNMENT INCOME FUND) You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the Investment Application to do this. For further details about this service call Touchstone at 1.800.543.0407.

DIRECT DEPOSIT PURCHASE PLAN. (AVAILABLE TO ALL FUNDS EXCEPT THE INSTITUTIONAL GOVERNMENT INCOME FUND) You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds. This occurs on a monthly basis and the minimum investment is $50.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your account application. You may also choose to have your dividends or capital gains paid to you in cash.

DOLLAR COST AVERAGING. Our Dollar Cost Averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic transfers of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

PROCESSING ORGANIZATIONS. You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Funds have authorized certain processing organizations to receive purchase and sale orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization in conjunction with this Prospectus.

When shares are purchased this way, there may be various differences. The processing organization may:

     o    Charge a fee for its services
     o    Act as the shareholder of record of the shares
     o    Set different minimum initial and additional investment requirements

     o    Impose other charges and restrictions
     o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, the Advisor or their affiliates.

CASH SWEEP PROGRAM (AVAILABLE TO THE MONEY MARKET FUND,THE SHORT TERM GOVERNMENT INCOME FUND AND THE INSTITUTIONAL GOVERNMENT INCOME FUND). Cash accumulations in accounts with financial institutions may be automatically invested in the Funds at the next determined NAV on a day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount. Institutions participating in this program are responsible for placing their orders in a timely manner. You may be charged a fee by your financial institution for participating in this program.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is received in proper form before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

By telephone

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Investment Application. You may only sell shares over the telephone if the amount is less than $25,000.
o    To sell your Fund shares by telephone,  call Touchstone
     at 800.543.0407.
o    Shares  held  in  IRA   accounts   cannot  be  sold  by
     telephone.

By mail

o    Write to Touchstone.
o    Indicate  the  number of shares or dollar  amount to be sold.
o    Include your name and account number.
o    Sign your request exactly as your name appears on your Investment
     Application

By wire

o    Complete the appropriate  information on the Investment
     Application.
o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.
o You may be charged a fee (There is no fee for wire redemptions in the Institutional Government Income Fund).
o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

By Check

o You may open a checking account in the Intermediate Term Government Income Fund, the Money Market Fund or the Short Term Government Income Fund and redeem shares by check.
o Checks will be processed at the NAV on the day the check is presented to the Custodian for payment.
o If the amount of your check is more than the value of the shares held in your account, you will be charged for each check returned for insufficient funds.
o If you do not write more than 6 checks per month, there is no fee for your checking account. If you write more than 6 checks a month, you will be charged 25 for each additional check written that month.
o There is no charge for checks written by certain persons related to the Funds or their service providers and certain other persons listed in the SAI.
o Shareholders of the Intermediate Term Government Income Fund should be aware that the Fund's NAV fluctuates daily and that writing a check is a taxable event.
o    Checks may not be certified.
o If you invest in a Fund through a cash sweep program with a financial institution, you may not open a checking account.

Through Your Financial Advisor

o You may also sell shares by contacting your financial advisor, who may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.
 o Your financial advisor is responsible for making sure that sale requests are transmitted to Touchstone in proper form in a timely manner.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------
Selling your shares in the High Yield Fund, the Bond Fund or the Intermediate Term Government Income Fund may cause you to incur a taxable gain or loss.

     o Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

SIGNATURE GUARANTEES. Some circumstances require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances requiring a signature guarantee include:

     o    Proceeds from the sale of shares that exceed $25,000
     o Proceeds to be paid when the name or the address on the account has been changed within 30 days of your sale request

TELEPHONE SALES. If we receive your share sale request before 4:00 p.m., Eastern time on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day. The proceeds of sales of shares in the Money Market Fund, the Short Term Government Income Fund and the Institutional
Government Income Fund may be wired to you on the same day of your telephone request, if your request is properly made before 12:30 p.m. Eastern time.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to Touchstone.

In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures include:

     o    Requiring personal identification
     o Making checks payable only to the owner(s) of the account shown on Touchstone's records
     o Mailing checks only to the account address shown on Touchstone's records
     o    Directing wires only to the bank account shown on Touchstone's records
     o    Providing written confirmation for transactions requested by telephone
     o    Tape recording instructions received by telephone

SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive or send to a third party monthly or quarterly withdrawals of $50 or more if your account value is at least $5,000. There is no special fee for this service and no minimum amount is required for retirement plans. The Systematic Withdrawal Plan is not available to shareholders of the Institutional Government Income Fund.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------

If you exercise the Reinstatement Privilege, you should contact your tax advisor.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------

Involuntary sales in the High Yield Fund, the Bond Fund and the Intermediate Term Government Income Fund may result in the sale of your Fund shares at a loss or may result in taxable investment gains.

REINSTATEMENT PRIVILEGE. You may reinvest proceeds from a sale of shares of the High Yield Fund, the Bond Fund or the Intermediate Term Government Income Fund (or a dividend or capital gain distribution on these shares) without a sales charge in any of the Touchstone Funds. You may do so by sending a written request and a check to Touchstone within 90 days after the date of the sale, dividend or distribution. Reinvestment will be at the next NAV calculated after Touchstone receives your request.

LOW ACCOUNT BALANCES

Touchstone may sell your Fund shares and send the proceeds to you if your balance falls below the minimum required for your account as a result of redemptions that you have made (as opposed to a reduction from market changes). This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gift to Minors Act (UGTMA). Touchstone will let you know that your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

RECEIVING SALE PROCEEDS
HIGH YIELD FUND, BOND FUND AND INTERMEDIATE TERM GOVERNMENT INCOME FUND Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 7 days (normally within 3 business days) from the date of a proper request.

MONEY MARKET FUND, SHORT TERM GOVERNMENT INCOME FUND AND INSTITUTIONAL GOVERNMENT INCOME FUND
Touchstone will forward the proceeds of your sale to you (or to your financial advisor) within 3 business days (normally within 3 business days after receipt of a proper written request and within 1 business day after receipt of a proper telephone request).

PROCEEDS SENT TO FINANCIAL ADVISORS

Proceeds that are sent to your financial advisor will not usually be re-invested for you unless you provide specific instructions to do so. Therefore, the financial advisor may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK

If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 15 days. If you may need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

     o    When the NYSE is closed for other than customary weekends and holidays
     o    When trading on the NYSE is restricted
     o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets
     o    During any other time when the SEC, by order, permits.

DISTRIBUTIONS AND TAXES
-----------------------

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------
You should consult with your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends are declared and paid for by each Fund:

                                           Dividends Declared     Dividends Paid
                                           ------------------     --------------

High Yield Fund
Bond Fund                                        Monthly              Monthly
--------------------------------------------------------------------------------
Intermediate Term Government
Income Fund
Money Market Fund
Short Term Government Income Fund
Institutional Government Income Fund              Daily               Monthly
--------------------------------------------------------------------------------

Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION

DISTRIBUTIONS. Each Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

     ooo  Special Tax Consideration

--------------------------------------------------------------------------------
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years or during the term of its operation, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). Ernst & Young LLP audited the financial information of the Bond Fund for the year ended December 31, 1999. Information for periods ended before December 31, 1999 for the Bond Fund was audited by other independent auditors. All of the financial information for each of the other Funds was audited by other independent auditors. The reports of the auditors, along with the Funds' financial statements, are included in the SAI, which is available upon request.

                              BOND FUND - CLASS A

                                                            SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                1999            1998            1997            1996            1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year           $    10.39      $    10.22      $    10.17      $    10.61      $     9.88
                                             --------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                           0.59            0.55            0.61            0.71            0.56
   Net realized and unrealized gains
     (loss) on investments                        (0.76)           0.30            0.11           (0.43)           1.07
                                             --------------------------------------------------------------------------

          Total from investment operations        (0.17)           0.85            0.72            0.28            1.63
                                             --------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
   Net investment income                          (0.68)          (0.57)          (0.66)          (0.70)          (0.86)
   Realized capital gains                            --           (0.11)          (0.01)          (0.02)          (0.04)
   Return of capital                              (0.07)             --              --              --              --
                                             --------------------------------------------------------------------------

Total dividends and distributions                 (0.75)          (0.68)          (0.67)          (0.72)          (0.90)
                                             --------------------------------------------------------------------------

Net asset value, end of year                 $     9.47      $    10.39      $    10.22      $    10.17      $    10.61
                                             ==========================================================================

          Total return(a)                         (1.68)%          8.56%           7.30%           2.85%          16.95%
                                             ==========================================================================


RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)             $    4,310      $    4,924      $    1,685      $      821      $      523
Ratios to average net assets
          Expenses(b)                              0.90%           0.90%           0.90%           0.90%           0.90%
          Net investment income                    5.92%           5.68%           6.08%           6.01%           6.21%

Portfolio turnover                                   57%            170%             88%             64%             78%
-----------------------------------------------------------------------------------------------------------------------

a The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.

b    If the fee waiver and  reimbursement  had not been in place for the periods listed,  the ratios of expenses  to average  net assets  would have been as follows:
                                                   2.26%           4.13%           7.13%          13.61%          29.29%

                             BOND FUND - CLASS C(A)

                                           SELECTED DATA FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                             YEAR ENDED
                                            DECEMBER 31,
                                                1999
--------------------------------------------------------

Net asset value, beginning of year           $    10.08
                                             ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                           0.51
   Net realized and unrealized gain
     (loss) on investments                        (0.75)
          Total from investment operations        (0.24)
                                             ----------

LESS DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:

    Net investment income                         (0.62)
   Realized capital gains                            --

   Return of capital                              (0.07)
                                             ----------
Total dividends and distributions                 (0.69)
                                             ----------

Net asset value, end of year                 $     9.15
                                             ==========

          Total return(b)                         (2.41)%
                                             ==========

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)             $      998

Ratios to average net assets(c)
Expenses                                           1.65%
Net investment income                              5.18%
Portfolio turnover                                  120%
--------------------------------------------------------

a    The Class commenced operations on January 1, 1999.
b The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown.
c If the waiver and reimbursement had not been in place for the periods listed, the ratio of expenses to average net assets would have been 3.01%.

               INTERMEDIATE TERM GOVERNMENT INCOME FUND - CLASS A

                                                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                   YEARS ENDED SEPTEMBER 30,
                                               1999           1998           1997            1996           1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $    11.15      $    10.67      $    10.49      $    10.73      $    10.14
                                             --------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income                           0.60            0.61            0.61            0.61            0.64
   Net realized and unrealized gains
     (losses) on investments                      (0.81)           0.48            0.18           (0.24)           0.59
                                             --------------------------------------------------------------------------

Total from investment operations                  (0.21)           1.09            0.79            0.37            1.23
                                             --------------------------------------------------------------------------

Dividends from net investment income              (0.60)          (0.61)          (0.61)          (0.61)          (0.64)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $    10.34      $    11.15      $    10.67      $    10.49      $    10.73
                                             ==========================================================================

Total return (A)                                  (1.93)%         10.54%           7.74%           3.55%          12.52%
                                             ==========================================================================

Net assets at end of year (000's)            $   45,060      $   51,168      $   53,033      $   56,095      $   56,969
                                             ==========================================================================

Ratio of net expenses to average net
     assets                                        0.99%           0.99%           0.99%           0.99%           0.99%

Ratio of net investment income to
     average net assets                            5.59%           5.64%           5.78%           5.75%           6.17%

Portfolio turnover rate                              58%             29%             49%             70%             58%
-----------------------------------------------------------------------------------------------------------------------

A    Total returns shown exclude the effect of applicable sales loads.

                                MONEY MARKET FUND

                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------

                                               YEAR           YEAR         ONE MONTH         YEAR       PERIOD ENDED
                                              ENDED           ENDED          ENDED          ENDED        AUGUST 31,
                                            SEPT. 30,       SEPT. 30,      SEPT. 30,      AUGUST 31,       1996(B)
                                               1999           1998          1997(A)          1997
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             --------------------------------------------------------------------------

Net investment income                             0.046           0.050           0.004           0.050           0.046(C)
                                             --------------------------------------------------------------------------

Dividends from net investment income             (0.046)         (0.050)         (0.004)         (0.050)         (0.046)
                                             --------------------------------------------------------------------------

Net asset value at end of period             $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ==========================================================================

Total return                                       4.74%           5.07%           4.99%(E)        5.14%           4.70%
                                             ==========================================================================

Net assets at end of period (000's)          $   23,198      $   18,492      $   73,821      $   94,569      $   76,363
                                             ==========================================================================

Ratio of net expenses to average net
     assets (D)                                    0.65%           0.79%           0.80%(E)        0.65%           0.65%(E)

Ratio of net investment income to
     average net assets                            4.63%           4.95%           4.99%(E)        5.03%           4.94%(E)
-----------------------------------------------------------------------------------------------------------------------

A Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to September 30.

B Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

C    Calculated using weighted average shares outstanding during the period.

D Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.11%, 0.79% and 0.99% e for the periods ended September 30, 1999 and August 31, 1997 and 1996, respectively.

E    Annualized.

                       SHORT TERM GOVERNMENT INCOME FUND

                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                   YEARS ENDED SEPTEMBER 30,
                                               1999           1998           1997            1996           1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             --------------------------------------------------------------------------

Net investment income                             0.040           0.046           0.044           0.044           0.046
                                             --------------------------------------------------------------------------

Dividends from net investment income             (0.040)         (0.046)         (0.044)         (0.044)         (0.046)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ==========================================================================

Total return                                       4.02%           4.74%           4.53%           4.51%           4.69%
                                             ==========================================================================

Net assets at end of year (000's)            $  110,060      $  102,481      $   96,797      $   91,439      $   87,141
                                             ==========================================================================

Ratio of net expenses to average net
     assets (A)                                    0.95%           0.91%           0.97%           0.99%           0.99%

Ratio of net investment income to
     average net assets                            3.95%           4.63%           4.43%           4.42%           4.59%
-----------------------------------------------------------------------------------------------------------------------

A Absent fee waivers, the ratio of expenses to average net assets would have been 0.94% for the year ended September 30, 1998.

                      INSTITUTIONAL GOVERNMENT INCOME FUND

                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------------------
                                                                   YEARS ENDED SEPTEMBER 30,
                                               1999           1998           1997            1996           1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year         $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             --------------------------------------------------------------------------

Net investment income                             0.047           0.052           0.051           0.051           0.053
                                             --------------------------------------------------------------------------

Dividends from net investment income             (0.047)         (0.052)         (0.051)         (0.051)         (0.053)
                                             --------------------------------------------------------------------------

Net asset value at end of year               $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                             ==========================================================================

Total return                                       4.78%           5.30%           5.17%           5.18%           5.42%
                                             ==========================================================================

Net assets at end of year (000's)              $49, 848      $   44,797      $   61,248      $   39,382      $   36,009
                                             ==========================================================================

Ratio of net expenses to average net
     assets (A)                                    0.40%           0.40%           0.40%           0.40%           0.40%

Ratio of net investment income to
     average net assets                            4.68%           5.17%           5.07%           5.06%           5.30%
-----------------------------------------------------------------------------------------------------------------------

A Absent fee waivers, the ratios of expenses to average net assets would have been 0.47%, 0.45%, 0.45%, 0.49% and 0.42% for the years ended September 30, 1999, 1998, 1997, 1996 and 1995, respectively.

FOR MORE INFORMATION
--------------------

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: Each Fund's annual and semi-annual reports provide additional information about each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

                           Touchstone Family of Funds
                           312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202
                           800.543.0407
                           http://www.touchstonefunds.com

You can view the Funds' SAI and the reports at the Public Reference Room of the Securities and Exchange Commission.

For a fee, you can get text-only copies by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102 or by calling the SEC at 1-202-942-8090. You can get information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

You can also view the SAI and the reports free from the SEC's Internet website at http://www.sec.gov. You can get information about the SEC's Internet website by writing to the SEC at the above address or by e-mailing a request to: publicinfo@sec.gov.

Investment Company Act file no. 811-2538

[LOGO] Touchstone                                                                                          Return completed form to:
       ----------                                                                                         Touchstone Family of Funds
       Family of Funds                                                                                                 P.O. Box 5354
                                                                                                                Cincinnati, OH 45202
                                                                                        For assistance in completing this form, call
NOT FOR USE WITH IRAS, SEP, SIMPLE OR 403B PLANS                                                                        800-543-0407

Was order previously telephoned in?  o Yes  o No    If yes, date (  /  /  ) and confirmation #______________________________________

------------------------------------------------------------------------------------------------------------------------------------
1.  ACCOUNT REGISTRATION (check one box only)
------------------------------------------------------------------------------------------------------------------------------------
[ ] INDIVIDUAL [ ] JOINT TENANT (For joint-owners, joint tenancy with right of survivorship is presumed unless otherwise specified.)
------------------------------------------------------------------------------------------------------------------------------------
Name of Individual Owner - First, Initial, Last                  Name of Joint Owner (if any) - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Owner's Social Security #          Date of Birth                 Joint Owner's Social Security #         Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
[ ] GIFT/TRANSFER TO A MINOR (Only one custodian and minor)
------------------------------------------------------------------------------------------------------------------------------------
Name of Minor - First, Initial, Last                             Under ___________________ the Uniform Gifts/Transfers to Minors Act
                                                                   (State of minor's residence)
------------------------------------------------------------------------------------------------------------------------------------
Name of Custodian - First, Initial, Last                         Minor's Social Security #               Minor's Date of Birth

------------------------------------------------------------------------------------------------------------------------------------
[ ] TRUST
------------------------------------------------------------------------------------------------------------------------------------
Name of Trust Agreement                                          Taxpayer I.D. Number               Date of Trust Agreement

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustee(s) - First, Initial, Last                        Name of Beneficiary - First, Initial, Last

------------------------------------------------------------------------------------------------------------------------------------
Name of Plan Administrator              Address                  Phone Number             Fax Number               E-mail Address

------------------------------------------------------------------------------------------------------------------------------------
[ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY
------------------------------------------------------------------------------------------------------------------------------------
Name of Corporation or Other Entity

------------------------------------------------------------------------------------------------------------------------------------
Taxpayer I.D. Number

------------------------------------------------------------------------------------------------------------------------------------
2.  ADDRESS (P.O. Box not acceptable without street address)
------------------------------------------------------------------------------------------------------------------------------------
Street                                                           Home Phone
                                                                 (    )
------------------------------------------------------------------------------------------------------------------------------------
City                                                             Business Phone
                                                                 (    )
------------------------------------------------------------------------------------------------------------------------------------
State                              Zip                           Are you a U.S. Citizen?  [ ] Yes   [ ] No (please specify country):

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3.  INITIAL INVESTMENT
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[ ] ALLOCATE MY INVESTMENT USING THE FOLLOWING FUNDS:            [ ] A SHARES  OR [ ] C SHARES (A SHARES WILL BE PURCHASED UNLESS
                                                                               INDICATED OTHERWISE.)

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
[ ] Total investment of         $________
Please make check payable to the TOUCHSTONE FAMILY OF FUNDS.
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4.  DISTRIBUTION OPTION (check one box only)
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[ ] Reinvest all dividends and capital gains in additional shares [ ] Pay all capital gains in cash and reinvest dividends
[ ] Pay all dividends and capital gains in cash                   [ ] Cross Reinvestment: Please call Touchstone at
                                                                      800-543-0407 for further instructions.
[ ] Pay all dividends in cash and reinvest capital gains
If not  specified,  dividends  and capital  gains will be reinvested in the Fund that pays them.
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

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5.  RIGHTS OF ACCUMULATION
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If you already  have an account  with the  Touchstone  Family of Funds,  you may be eligible for reduced  sales  charges  subject to
Touchstone's confirmation of the following eligible holdings:
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Fund Name

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Shareholder Name

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Account Number

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6.  LETTER OF INTENT
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If you  intend to invest a certain  amount  over a  13-month  period in one or more of the  Touchstone  Family of Funds,  you may be entitled to a reduced sales charge. I agree to the terms of the Letter of Intent set forth in the Prospectus.
[ ] Although I'm not obligated to do so, I plan to invest over a 13-month period a total of at least:
    [ ] $50,000          [ ] $100,000             [ ] $250,000
    [ ] $500,000         [ ] $1,000,000 or more
[ ] I am already investing under an existing Letter of Intent in the following account number: ___________________________________.
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7.  AUTOMATIC INVESTMENT PLAN
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This plan provides for regular  subsequent  investments to be made  electronically  through Automated Clearing House (ACH) from your bank account into the Fund(s) you select below. There is no charge at the Touchstone Family of Funds, and you may cancel at any time with no obligations or penalty.

Please  withdraw from my bank  account $  ___________  (minimum  $50) on the   [ ] 8th   [ ] 15th   [ ] 22nd   [ ] 29th
[ ] Monthly   [ ] Quarterly   [ ] Annual basis, beginning ____/____/____ (date) to be invested per the instructions below.

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
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[ ]  Checking Account (please attach a voided check) o Savings Account (please attach a preprinted deposit slip)
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Bank Account Registration                                        Bank Name

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Street                                                           City                          State                    Zip

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Bank Routing Number                                              Bank Account Number

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Any Joint Owner of your bank account who is not a Joint Owner of this                                                   Date
new account with the Touchstone Family of Funds must sign here:

X
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8.  TELEPHONE TRANSFERS AND REDEMPTIONS
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Unless the boxes below are checked, by signing this Application,  the investor authorizes each Fund and its Transfer Agent to act on the investor's telephone  instructions,  or on telephone  instructions from any person representing to be an authorized agent of the investor and requesting a redemption or exchange on the investor's  behalf.  The undersigned  agrees that any redemption or exchange made pursuant to this authorization  shall be subject to the provisions of the current Prospectus of each Fund, and that neither the
Funds nor their Transfer Agent or Distributor, nor their respective affiliates, will be liable for any loss, damage, expense or cost which may arise out of any telephone redemption or exchange request they reasonably believe to be genuine,  including any fraudulent or unauthorized requests. The investor(s) will bear the risk of any such loss. In an effort to determine that telephone requests are genuine, the Funds and/or their Transfer Agent will employ reasonable procedures,  which may include, among others,  requiring forms of personal  identification  prior to acting upon telephone  instructions and providing  written  confirmation of the  transactions.
Telephone  conversations also may be recorded.  REDEMPTION PROCEEDS OF $1,000 OR MORE MAY BE WIRED TO THE SHAREHOLDER'S ACCOUNT AT A
COMMERCIAL BANK OR BROKERAGE FIRM IN THE UNITED STATES UPON VERBAL REQUEST IF THE BANK ACCOUNT INFORMATION IN SECTION 7 IS COMPLETE.

(check only if you do not want to use telephone authorization.)
[ ] I DO NOT elect the telephone exchange privilege. [ ] I DO NOT elect the telephone redemption privilege.
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9.  AUTOMATIC REBALANCING
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Do you wish to employ the automatic rebalancing feature?    [ ] Yes (if yes, please attach Form 7062)    [ ] No
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10. ELIGIBILITY FOR EXEMPTION FROM SALES CHARGE
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[ ] If you are eligible for exemption from sales charges as described in the Statement of Additional Information,  please check here and attach Form 7008.
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

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11.  TAXPAYER I.D. NUMBER CERTIFICATION/SIGNATURES
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I (We) are of legal age and capacity,  have legal authority to purchase shares, have received and read a current prospectus for each
Fund selected and agree to the terms and conditions on this Application and those contained in the current prospectus(es) (including the  Statement(s)  of Additional  Information) of the Fund(s)  selected for purchase.  I (We)  acknowledge  that the account will be subject to the telephone exchange and redemption  privileges (unless declined)  described in the Fund's current Prospectus and agree that the Fund, its  Distributor  and Transfer  Agent will not be liable for any loss in acting on written or telephone  instructions reasonably believed by them to be authentic. I (We) hereby ratify any instructions given pursuant to this Application and for myself
(ourselves)  and my (our)  successors  and assigns do hereby  release each Fund,  its  Distributor  and its Transfer Agent and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein.

I acknowledge that mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union or insurance company and are not federally insured by the FDIC, the Federal Reserve, or any other agency.  Mutual fund shares involve certain risks, including the possible loss of principal.

Under penalty of perjury,  the undersigned whose Social Security (employer I.D.) number is shown on this application  certifies that
(i) the number is my (our) correct taxpayer  identification  number and (ii) currently I (we) are not under IRS notification  that I
(we) are subject to backup withholding (line out (ii) if under  notification).  If no such number is shown, the undersigned  further certifies, under penalties of perjury, that either (a) no such number has been issued, and a number has been or will soon be applied for (if a number is not provided to you within sixty days, the undersigned  understands that all payments -- including redemption --
are subject to a 31% withholding under federal tax law, until a number is provided); or (b) that the undersigned is not a citizen of the U.S.,  and either does not expect to be in the U.S. for 183 days during each calendar year and does not conduct  business in the
U.S. which should receive any gains from the Funds, or is exempt under an income tax treaty. My (Our) signature below constitutes my
(our) agreement and acceptance of all the terms,  conditions and account features selected in any and all parts of this Application.
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications  required to avoid backup withholding.
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INDIVIDUAL, JOINT OR CUSTODIAN ACCOUNTS
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Signature of Individual Owner or Custodian                       Date
X
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Signature of Joint Owner, if any                                 Date
X
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Corporation, Partnership, Trust or Other Accounts

Signature of Authorized Officer, General Partner, Trustee, etc.  Date
X
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Title of Corporate Officer, General Partner, Trustee, etc.       Date

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12.  FOR COMPLETION BY INVESTMENT DEALER
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We hereby submit this  application  for purchase of shares in accordance  with the terms of our Selling  Agreement  with  Touchstone
Securities, Inc. and with the current Prospectus for the Funds.
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Investment Dealer Name

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Dealer's Corporate Office Address                                City                                    State          Zip

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Representative's Name

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Representative's Branch Office Address                           City                                    State          Zip

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Representative's Telephone Number                                Representative's Number

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Authorized Signature of Investment Dealer
X
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Title
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FIFTH THIRD - SIGNATURE CARD                                                                                                CHECKING
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Submit one card to establish  an optional  check  redemption  account  which allows you to write checks  against your account in the
________________. Please see a Fund's current Prospectus to determine if checkwriting is available in that Fund.
 (Name of Fund)

PRINT CLEARLY
Name of Account ____________________________________________________________________________________________________________________

Account Number ______________________________________________    Date ______________________________________________________________

The  registered  owner(s) of this account must sign below.  By signing this card the  signatory(ies)  agrees to all of the terms and conditions set forth on the reverse side of this card.

_____________________________________________________________    ___________________________________________________________________
Signature                                                        Signature

_____________________________________________________________    ___________________________________________________________________
Signature                                                        Signature

INSTITUTIONAL ACCOUNTS:                                          JOINT TENANCY ACCOUNTS:
[ ] Check here if any two signatures are required on checks      [ ] Check here if both signatures are required on checks
[ ] Check here if only one signature is required on checks       [ ] Check here if only one signature is required on checks
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[ ] Check here if Business  Style  Checks (600 per book with  voucher  stub) are  required.  A charge will be made to your  account.
Individual Style checks are provided at no charge.
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

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SYSTEMATIC WITHDRAWAL PLAN
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This plan enables you to withdraw money  regularly-either  by check directly to you or electronically to your domestic bank account.
It eliminates  your need to make a special  request every month,  quarter or year.  There is no charge at the  Touchstone  Family of
Funds, and you may cancel at any time with no obligations or penalty.

Please make a total withdrawal of ___________ (minimum $50) from my Touchstone  account(s) on a [ ] Monthly [ ] Quarterly [ ] Annual basis, beginning on or about the last day of ________________ (month, year) from the fund(s) listed below:

STOCK FUNDS                                 TAXABLE BOND FUNDS                         TAX-FREE BOND FUNDS
[ ] International Equity Fund   $________   [ ] High Yield Fund            $________   [ ] Ohio Insured Tax-Free Fund       $_______
[ ] Emerging Growth Fund        $________   [ ] Bond Fund                  $________   [ ] Tax-Free Intermediate Term Fund  $_______
[ ] Aggressive Growth Fund      $________   [ ] Intermediate Term
[ ] Growth/Value Fund           $________       Government Income Fund     $________   TAX-FREE MONEY MARKET FUNDS
[ ] Equity Fund                 $________                                              [ ] Tax-Free Money Fund              $_______
[ ] Enhanced 30 Fund            $________   TAXABLE MONEY MARKET FUNDS                 [ ] California Tax-Free Money Fund   $_______
[ ] Value Plus Fund             $________   [ ] Money Market Fund          $________   [ ] Florida Tax-Free Money Fund      $_______
[ ] Utility Fund                $________   [ ] Short Term Government      $________   [ ] Ohio Tax-Free Money Fund - R     $_______
                                                 Income Fund                           [ ] Ohio Tax-Free Money Fund - I     $_______
                                            [ ] Institutional Government
                                                Income Fund                $________
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Existing Account Number (if applicable)             [ ] Make check payable to the account owner(s) and send to the address of record

                                                    [ ] Make check payable to a third party and send to the name and address below:
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Name - First, Initial, Last                                      Street

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City                                                             State                                             Zip

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[ ] Deposit payments in my bank account electronically through Automated Clearing House (ACH) to the account designated below.
    [ ] Checking Account (please attach a voided check)
    [ ] Savings Account (please attach a preprinted deposit slip)
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Bank Account Registration                                        Bank Name

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Street                                                           City                     State                    Zip

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Bank Routing Number                                              Bank Account Number

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Any Joint Owner of this new account with the Touchstone Family of Funds                                            Date
who is not a Joint Owner of your bank account must sign here:
X
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                                                        TERMS AND CONDITIONS
                                                        --------------------
1.  REDEMPTION  AUTHORIZATION:  The signatory(ies)  whose signature(s)  appears on the reverse side,  intending to be legally bound, hereby agrees each with the other and with Fifth Third ("Bank"), that the Bank is appointed agent for such person(s) and as such agent, is directed to redeem shares registered in the name of such  signatory(ies) upon receipt of, and in the amount of, checks drawn upon the above numbered  accounts and to deposit the proceeds of such redemptions in said account or otherwise arrange for application  of such proceeds to payments of said checks.  The Bank is expressly  authorized to commingle  such proceeds of such redemptions in said account or otherwise  arrange for  application of such proceeds to payments of said checks also on behalf of
    Integrated Fund Services, Inc. in effecting the redemption of shares.
    The Bank is expressly authorized to honor checks as redemption  instructions  hereunder without requiring signature  guarantees, and shall not be liable for any loss or liability resulting from the absence of any such guarantee.
2.  CHECK PAYMENT: The signatory(ies) authorizes and directs the Bank to pay each check presented hereunder, subject to all laws and
    Bank rules and regulations pertaining to checking accounts. In addition, the signatory(ies) agrees that:
    (a) No check shall be issued or honored,  or redemption  effected,  for any amounts represented by shares for which certificates have been issued.
    (b) No check shall be issued or honored, or redemption  effected,  for any amounts represented by shares unless payment for such shares has been made in full and any checks given in such payment  have been  collected  through  normal  banking  channels.
        Shareholders who wish immediate  availability of shares for check redemption may purchase their shares with federal funds or may contact Integrated Fund Services, Inc. for assistance.
    (c) Checks issued hereunder cannot be cashed over the counter at the Bank; and
    (d) Checks shall be subject to any further information set forth in the applicable Prospectus,  including without limitation any additions, amendments and supplements thereto.
3.  DUAL  OWNERSHIP:  If more than one person is indicated  as a registered  owner of shares,  as by joint  ownership,  ownership in common,  or tenants by the entireties,  then (a) each registered  owner must sign this signature card, (b) each registered owner must sign each check issued  hereunder  unless the parties have  indicated on the face of this card that only one need sign,  in which case the Bank is authorized to act upon such signature,  and (c) each signatory guarantees to the Bank the genuineness and accuracy of the signature of the other signatory(ies).  In the event of the death of a joint tenant or tenant by the entireties, the survivor shall be deemed to own all of the shares and the proceeds thereof upon delivery of appropriate documentation.
4.  TERMINATION:  The Bank may at any time  terminate  this  account,  related  share  redemption  service  and its  agency  for the signatory(ies) hereto without prior notice by Bank to the signatory(ies).
5.  HEIRS AND ASSIGNS:  These terms and conditions shall bind the respective  heirs,  executors,  administrators  and assigns of the signatory(ies).
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

TOUCHSTONE FAMILY OF FUNDS

DISTRIBUTOR
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202-4094

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407